Income Tax - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Net deferred tax assets	$ 0		$ 0
Effective income tax rate			0.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0